Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0000908255
Registrant Name	BORGWARNER INC
Registration File Number	333-269858
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES